RELATED PARTY TRANSACTIONS (Details) £ in Millions, shares in Millions	6 Months Ended
Jun. 30, 2024 GBP (£) shares
Disclosure of transactions between related parties [line items]
Repurchase of shares	£ 317
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of shares repurchased during the period | shares	102
Repurchase of shares	£ 315